UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22026
Gabelli SRI Green Fund, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: March 31
Date of reporting period: March 31, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

Gabelli SRI Green Fund, Inc.
Annual Report
March 31, 2011
Morningstar ® rated the Gabelli SRI Green Fund, Inc. Class AAA Shares 5 stars overall and 5 stars for the three year period ended March 31, 2011 among 682 and 682 Mid-Cap Growth funds, respectively.
Chris Desmarais and
John M. Segrich, CFA

To Our Shareholders,
     The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio managers’ commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
     Enclosed are the audited financial statements including the investment portfolio as of March 31, 2011 with a description of factors that affected the performance during the past year.
Performance Discussion
     For the fiscal year ended March 31, 2011, the net asset value (“NAV”) per Class AAA Share of the Gabelli SRI Green Fund, Inc. (the “Fund”) rose 32.8%, versus an increase of 14.6% for the MSCI AC World Free Index.
     For this period, the best performing sectors were consumer staples, information technology, and consumer discretionary, while some of the worst performing groups were materials, telecommunication services, and financials.
     Investments that had significant positive effect on the return over the period included Whole Foods Market, Inc. 78.9%, MasTec, Inc. 61.7%, Climate Exchange plc 48.8%, and National Fuel Gas Co. 48.3%.
     Negative performers during this period included Raser Technologies, Inc. 85.3%, Comverge, Inc. 58.6% (0.2% of net assets as of March 31, 2011), and SWS Group 46.2%.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2010 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN GABELLI SRI GREEN FUND, INC.
CLASS AAA SHARES AND THE MSCI AC WORLD FREE INDEX (Unaudited)
Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Comparative Results
Average Annual Returns through March 31, 2011 (a)(b) (Unaudited)

								Since
								Inception
	Quarter		Six Months		1 Year		3 Year	(6/1/07)
Gabelli SRI Green Fund Class AAA	15.23%		32.64%		32.77%		18.31%	9.14%
MSCI AC World Free Index	4.50		13.72		14.57		0.80	(1.47	)(e)
Class A	15.23		32.79		33.05		18.39	9.17
With sales charge (c)	8.61		25.15		25.40		16.07	7.49
Class C	15.03		32.05		31.80		17.42	8.34
With contingent deferred sales charge	14.03	(d)	31.10	(d)	30.85	(d)	17.43	8.35
Class I	15.33		32.79		33.17		18.61	9.41
In the current prospectus dated July 29, 2010, the gross expense ratios for Class AAA, A, C, and I Shares are 4.70%, 4.70%, 5.45%, and 4.45%, respectively. The net expense ratios after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) in place through July 31, 2011 are 2.01%, 2.01%, 2.76%, and 1.76%, respectively. See page 9 for the expense ratios for the year ended March 31, 2011. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing. The Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index is a market capitalization weighted index representing both developed and emerging markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends March 31.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

(e)	MSCI AC World Free Index since inception performance is as of May 31, 2007.

Gabelli SRI Green Fund, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2010 through March 31, 2011	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended March 31, 2011.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/10	03/31/11	Ratio	Period*

Gabelli SRI Green Fund, Inc.

Actual Fund Return
Class AAA	$1,000.00	$1,326.40	2.00%	$11.60
Class A	$1,000.00	$1,327.90	2.00%	$11.61
Class C	$1,000.00	$1,320.50	2.75%	$15.91
Class I	$1,000.00	$1,327.90	1.75%	$10.16

Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.96	2.00%	$10.05
Class A	$1,000.00	$1,014.96	2.00%	$10.05
Class C	$1,000.00	$1,011.22	2.75%	$13.79
Class I	$1,000.00	$1,016.21	1.75%	$8.80

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of March 31, 2011:
Gabelli SRI Green Fund, Inc.

Natural Resources	20.0%
Light Emitting Diodes (LED)	17.9%
Environmental Services	10.5%
Alternative Generation and Utilities	9.8%
Solar	9.1%
Smart Grid	7.3%
Batteries and Transportation	5.6%
Health Care	4.6%
Biofuels	4.4%
Consumer Discretionary	2.7%
Water	2.4%
Energy Efficiency	2.3%
Wind	1.4%
U.S. Government Obligations	1.1%
Exchange Traded Funds	0.6%
Software and Services	0.5%
Other Assets and Liabilities (Net)	(0.2)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended December 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

Gabelli SRI Green Fund, Inc.
Schedule of Investments — March 31, 2011

				Market
Shares			Cost	Value
		COMMON STOCKS — 98.1%
		Alternative Generation and Utilities — 9.5%
80,000	(a)	Algonquin Power & Utilities Corp.	$359,232	$425,786
200,000		Capstone Turbine Corp.†	349,538	362,000
80,000		Cascades Inc.	535,702	623,002
15,000		China Hydroelectric Corp., ADR†	94,677	108,900
15,000		Comverge Inc.†	100,477	69,900
50,000		Enel Green Power SPA†	135,987	138,743
15,000		Federal Hydrogenerating Co., ADR†	81,053	76,350
100,000		Golar LNG Energy Ltd.†	400,655	396,004
25,000		Golar LNG Ltd.	583,862	639,500
14,000		GrafTech International Ltd.†	284,117	288,820
40,000		Innergex Renewable Energy Inc.	276,850	394,430

			3,202,150	3,523,435

		Batteries and Transportation — 5.6%
25,000		Asahi Kasei Corp.	169,224	168,610
7,500		Clean Energy Fuels Corp.†	127,875	122,850
30,000		Electrovaya Inc.†	111,578	77,050
25,000		Polypore International Inc.†	1,026,565	1,439,500
12,500		Westport Innovations Inc.†	232,209	274,750

			1,667,451	2,082,760

		Biofuels — 4.4%
300,000		Equatorial Palm Oil plc†	124,037	121,519
15,000		Gevo Inc.†	303,487	295,500
8,000		Novozymes A/S, Cl. B	1,029,163	1,224,816

			1,456,687	1,641,835

		Consumer Discretionary — 2.7%
11,000		Lululemon Athletica Inc.†	810,403	979,550

		Energy Efficiency — 2.3%
100,000		Active Power Inc.†	170,367	295,000
7,500		Corning Inc.	157,236	154,725
30,000		Weg SA	416,336	395,063

			743,939	844,788

		Environmental Services — 10.5%
130,000		Headwaters Inc.†	487,348	767,000
90,000		Horsehead Holding Corp.†	1,207,718	1,534,500
7,000		Telvent GIT SA†	147,383	203,770
27,500		Umicore SA	1,265,438	1,363,854

			3,107,887	3,869,124

		Exchange Traded Funds — 0.6%
6,000		iShares Silver Trust	197,305	220,740

		Health Care — 4.6%
3,000		Cochlear Ltd.	193,531	257,522
3,500		Mead Johnson Nutrition Co.	171,182	202,755
10,000		Novo Nordisk A/S, Cl. B	1,072,020	1,256,367

			1,436,733	1,716,644

		Light Emitting Diodes (LED) — 17.9%
10,000		Cooper Industries plc	565,191	649,000
70,000		Dialight plc	816,752	836,595
40,000		Duksan Hi-Metal Co. Ltd.†	781,861	922,558
125,000		Epistar Corp.	479,690	459,082
10,000		Lighting Science Group Corp.†	47,675	39,000
70,000		Nanoco Group plc†	106,162	89,836
40,000		Nexxus Lighting Inc.†	120,115	130,000
37,000		Universal Display Corp.†	1,094,253	2,036,480
32,500		Zumtobel AG	934,247	1,110,477
10,000		Zumtobel AG, Europe	197,524	341,686

			5,143,470	6,614,714

		Natural Resources — 19.8%
575,000		Allana Potash Corp.†	769,918	1,091,284
1,600,000		Catalyst Paper Corp.†	456,453	552,862
3,000		CF Industries Holdings Inc.	367,003	410,370
2,500		Domtar Corp.	127,323	229,450
17,500		Fortress Paper Ltd.†	932,854	788,628
62,000		Globe Specialty Metals Inc.	1,118,195	1,411,120
50,000		Lynas Corp Ltd.†	104,205	116,364
11,000		Molycorp Inc.†	516,658	660,220
20,000		Neo Material Technologies Inc.†	177,481	192,470
3,000		Potash Corp of Saskatchewan Inc.	152,476	176,790
10,000		Rare Element Resources Ltd.†	129,482	131,700
55,000		Sino-Forest Corp.†	1,055,312	1,435,276
20,000		Talison Lithium Ltd.†	132,430	108,303

			6,039,790	7,304,837

		Smart Grid — 7.3%
12,500		Prysmian SpA	262,591	268,204
35,000		PSI AG fuer Produkte und Systeme der Informationstechnologie	845,960	972,691
10,000		RuggedCom Inc.†	201,262	214,028
4,000		Schneider Electric SA	612,062	683,654
2,000		Siemens AG	263,349	274,114
2,000		Siemens AG, ADR	264,611	274,680

			2,449,835	2,687,371

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.
Schedule of Investments (Continued) — March 31, 2011

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Solar — 9.1%
3,250,000	GCL Poly Energy Holdings Ltd.†	$1,166,965	$1,997,159
5,000	JinkoSolar Holding Co. Ltd., ADR†	137,320	135,000
2,000	OCI Company Ltd.	832,414	900,679
10,000	Renesola Ltd., ADR†	101,917	105,500
150,000	Solar Power Inc.†	50,665	79,500
5,000	Trina Solar Ltd., ADR†	150,928	150,600

		2,440,209	3,368,438

	Water — 2.4%
5,000	Andritz AG	302,960	466,186
5,000	Pall Corp.	280,063	288,050
25,000	Pure Technologies Ltd.†	102,702	123,002

		685,725	877,238

	Wind — 1.4%
2,500	REpower Systems AG	421,280	510,367

	TOTAL COMMON STOCKS	29,802,864	36,241,841

	WARRANTS — 0.0%
	Alternative Generation and Utilities — 0.0%
27,000	China Hydroelectric Corp., ADR, expire 01/25/14†	32,890	8,370

Principal
Amount
	CORPORATE BONDS — 0.2%
	Natural Resources — 0.2%
$100,000	Catalyst Paper Corp., 7.375%, 03/01/14†	67,833	77,250

	CONVERTIBLE CORPORATE BONDS — 0.8%
	Alternative Generation and Utilities — 0.3%
150,000	Cheniere Energy Inc., Cv., 2.250%, 08/01/12	123,050	122,625

	Software and Services — 0.5%
150,000	Telvent GIT SA, Cv. (b), 5.500%, 04/15/15	150,000	166,437

	TOTAL CONVERTIBLE CORPORATE BONDS	273,050	289,062

	U.S. GOVERNMENT OBLIGATIONS — 1.1%
390,000	U.S. Treasury Bill, 0.160%††, 09/22/11	389,698	389,708

	TOTAL INVESTMENTS — 100.2%	$30,566,335	37,006,231

	Other Assets and Liabilities (Net) — (0.2)%		(69,247)

	NET ASSETS — 100.0%		$36,936,984

(a)	Denoted in units.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the market value of the Rule 144A security amounted to $166,437 or 0.45% of net assets.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	49.5%	$18,329,766
Europe	28.0	10,380,344
Asia/Pacific	18.1	6,696,944
Latin America	3.9	1,430,567
Japan	0.5	168,610

	100.0%	$37,006,231

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.
Statement of Assets and Liabilities
March 31, 2011

Assets:
Investments, at value (cost $30,566,335)	$37,006,231
Cash	688,949
Receivable for Fund shares issued	2,189,045
Receivable for investments sold	597,526
Dividends and interest receivable	36,918
Prepaid expenses	29,147

Total Assets	40,547,816

Liabilities:
Payable to broker	5
Payable for investments purchased	3,509,815
Payable for Fund shares redeemed	3,633
Payable for investment advisory fees	23,829
Payable for distribution fees	8,462
Payable for legal and audit fees	30,762
Other accrued expenses	34,326

Total Liabilities	3,610,832

Net Assets (applicable to 2,880,634 shares outstanding)	$36,936,984

Net Assets Consist of:
Paid-in capital	$31,007,696
Accumulated net investment loss	(162,396)
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(348,618)
Net unrealized appreciation on investments	6,439,896
Net unrealized appreciation on foreign currency translations	406

Net Assets	$36,936,984

Shares of Capital Stock each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($16,631,331 ÷ 1,293,295 shares outstanding)	$12.86

Class A:
Net Asset Value and redemption price per share ($14,390,507 ÷ 1,119,295 shares outstanding)	$12.86

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.64

Class C:
Net Asset Value and offering price per share ($4,532,481 ÷ 361,169 shares outstanding)	$12.55 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($1,382,665 ÷ 106,875 shares outstanding)	$12.94

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding taxes of $8,535)	$118,456
Interest	53,865

Total Investment Income	172,321

Expenses:
Investment advisory fees	151,354
Distribution fees — Class AAA	13,643
Distribution fees — Class A	16,620
Distribution fees — Class C	19,021
Legal and audit fees	51,353
Registration expenses	49,835
Shareholder communications expenses	35,716
Custodian fees	35,587
Shareholder services fees	31,889
Directors’ fees	22,246
Interest expense	128
Miscellaneous expenses	17,086

Total Expenses	444,478

Less:
Fees waived and expenses reimbursed by the Adviser (See Note 3)	(130,192)

Net Expenses	314,286

Net Investment Loss	(141,965)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,248,887
Net realized loss on foreign currency transactions	(13,606)

Net realized gain on investments and foreign currency transactions
1,235,281

Net change in unrealized appreciation:
on investments	4,653,932

on foreign currency translations	596

Net change in unrealized appreciation on investments and foreign currency translations	4,654,528

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	5,889,809

Net Increase in Net Assets Resulting from Operations	$5,747,844

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.
Statement of Changes in Net Assets

	Year Ended	Year Ended
	March 31, 2011	March 31, 2010
Operations:
Net investment loss	$(141,965)	$(86,153)
Net realized gain on investments and foreign currency transactions	1,235,281	94,812
Net change in unrealized appreciation on investments and foreign currency translations	4,654,528	1,931,991

Net Increase in Net Assets Resulting from Operations	5,747,844	1,940,650

Distributions to Shareholders:
Net realized gain
Class AAA	(354,668)	—
Class A	(484,266)	—
Class C	(147,861)	—
Class I	(69,359)	—

Total Distributions to Shareholders	(1,056,154)	—

Capital Share Transactions:
Class AAA	10,294,312	3,223,919
Class A	7,725,050	3,227,396
Class C	2,858,794	816,685
Class I	(1,806,301)	2,207,183

Net Increase in Net Assets from Capital Share Transactions	19,071,855	9,475,183

Redemption Fees	3	6

Net Increase in Net Assets	23,763,548	11,415,839

Net Assets:
Beginning of period	13,173,436	1,757,597

End of period (including undistributed net investment income of $0 and $0, respectively)	$36,936,984	$13,173,436

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.
Financial Highlights
Selected data for a share of capital stock outstanding throughout the period:

		Income (Loss)															Ratios to Average Net Assets/
		from Investment Operations				Distributions											Supplemental Data
				Net
				Realized and															Expenses	Expenses
	Net Asset	Net		Unrealized	Total			Net						Net Asset		Net Assets	Net		Net of	Before
Period	Value,	Investment		Gain	from	Net		Realized						Value,		End of	Investment		Waivers/	Waivers/	Portfolio
Ended	Beginning	Income		(Loss) on	Investment	Investment		Gain on	Return of		Total	Redemption		End of	Total	Period	Income		Reimburse-	Reimburse-	Turnover
March 31	of Period	(Loss)(a)		Investments	Operations	Income		Investments	Capital		Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)		ments††(b)	ments†††	Rate
Class AAA
2011	$10.44	$(0.09)		$3.31	$3.22	—		$(0.80)	—		$(0.80)	$0.00	(c)	$12.86	32.77%	$16,631	(0.82)%		2.00%	2.86%	365%
2010	6.12	(0.12)		4.44	4.32	—		—	—		—	0.00	(c)	10.44	70.59	4,573	(1.31)		2.01	4.70	190
2009	8.41	(0.01)		(2.25)	(2.26)	$(0.03)		—	$(0.00	)(c)	(0.03)	0.00	(c)	6.12	(26.88)	653	(0.15)		2.01	11.07	65
2008(d)	10.00	0.01		(1.57)	(1.56)	(0.00	)(c)	(0.03)	—		(0.03)	—		8.41	(15.60)	656	0.11	(e)	2.04 (e)	22.50 (e)	25

Class A
2011	$10.42	$(0.10)		$3.34	$3.24	—		$(0.80)	—		$(0.80)	$0.00	(c)	$12.86	33.05%	$14,391	(0.88)%		2.00%	2.86%	365%
2010	6.12	(0.13)		4.43	4.30	—		—	—		—	0.00	(c)	10.42	70.26	4,671	(1.36)		2.01	4.70	190
2009	8.40	(0.01)		(2.24)	(2.25)	$(0.03)		—	$(0.00	)(c)	(0.03)	0.00	(c)	6.12	(26.75)	591	(0.15)		2.01	11.07	65
2008(d)	10.00	(0.00	)(c)	(1.56)	(1.56)	(0.01)		(0.03)	—		(0.04)	—		8.40	(15.65)	461	(0.06	)(e)	2.04 (e)	22.50 (e)	25

Class C
2011	$10.28	$(0.18)		$3.25	$3.07	—		$(0.80)	—		$(0.80)	$0.00	(c)	$12.55	31.80%	$4,532	(1.66)%		2.75%	3.61%	365%
2010	6.08	(0.20)		4.40	4.20	—		—	—		—	0.00	(c)	10.28	69.08	1,057	(2.10)		2.76	5.45	190
2009	8.37	(0.07)		(2.22)	(2.29)	—		—	—		—	0.00	(c)	6.08	(27.36)	104	(0.93)		2.76	11.82	65
2008(d)	10.00	(0.06)		(1.54)	(1.60)	—		(0.03)	—		(0.03)	—		8.37	(16.03)	162	(0.81	)(e)	2.79 (e)	23.25 (e)	25

Class I
2011	$10.47	$(0.07)		$3.34	$3.27	—		$(0.80)	—		$(0.80)	$0.00	(c)	$12.94	33.17%	$1,383	(0.65)%		1.75%	2.61%	365%
2010	6.13	(0.09)		4.43	4.34	—		—	—		—	0.00	(c)	10.47	70.80	2,872	(0.98)		1.76	4.45	190
2009	8.42	0.01		(2.25)	(2.24)	$(0.05)		—	$(0.00	)(c)	(0.05)	0.00	(c)	6.13	(26.64)	410	0.10		1.76	10.82	65
2008(d)	10.00	0.02		(1.56)	(1.54)	(0.01)		(0.03)	—		(0.04)	—		8.42	(15.41)	483	0.23	(e)	1.79 (e)	22.25 (e)	25

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the period ended March 31, 2008 would have been 2.02% (Class AAA and Class A), 2.77% (Class C), and 1.77% (Class I), respectively. For the years ended March 31, 2011 and 2010, there were no Custodian Fee Credits. For the year ended March 31, 2009, the effect of Custodian Fee Credits was minimal.

†††	The ratios include a reduction for Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the period ended March 31, 2008 would have been 22.52% (Class AAA and Class A), 23.27% (Class C), and 22.27% (Class I), respectively. For the years ended March 31, 2011 and 2010, there were no Custodian Fee Credits. For the year ended March 31, 2009, the effect of Custodian Fee Credits was minimal.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	The expense ratios include interest expense which is not subject to the expense limitation for each class of shares.

(c)	Amount represents less than $0.005 per share.

(d)	The Gabelli SRI Green Fund, Inc. commenced investment operations on June 1, 2007.

(e)	Annualized.
See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements
1. Organization. The Gabelli SRI Green Fund, Inc., formerly The Gabelli SRI Fund, Inc., (the “Fund”) was organized on March 1, 2007 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced investment operations on June 1, 2007 (“inception”). The Fund’s primary objective is to seek capital appreciation. The Fund will seek to achieve its objective by investing substantially all, and in any case, no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for both social responsibility and sustainability at the time of investment.
2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$36,241,841	—	$36,241,841
Warrants (a)	8,370	—	8,370
Corporate Bonds	—	$77,250	77,250
Convertible Corporate Bonds	—	289,062	289,062

U.S. Government Obligations	—	389,708	389,708

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$36,250,211	$756,020	$37,006,231

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the year ended March 31, 2011.
There were no Level 3 investments at March 31, 2011 or March 31, 2010.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued)
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. During the year ended March 31, 2011, the Fund held no investments in equity contract for difference swap agreements.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued)
As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.
In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. During the year ended March 31, 2011, the Fund held no investments in option contracts.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the year ended March 31, 2011, the Fund held no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued)
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the year ended March 31, 2011, the Fund held no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2011, the Fund held no investments in repurchase agreements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued)
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no illiquid securities at March 31, 2011. For the restricted security the Fund held as of March 31, 2011, refer to the Schedule of Investments.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the year ended March 31, 2011.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued)
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences are primarily due to the tax treatment of currency gains and losses and reclassifications from investments in underlying partnerships. These reclassifications have no impact on the NAV of the Fund. For the year ended March 31, 2011, reclassifications were made to increase accumulated net investment loss by $16,189 and decrease accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $14,241, with an offsetting adjustment to additional paid-in-capital.
The tax character of distributions paid during the year ended March 31, 2011 was as follows:

Year Ended
March 31, 2011
Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$903,377
Net long-term capital gains	152,777

Total distributions paid	$1,056,154

No distributions were made during the year ended March 31, 2010.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At March 31, 2011, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income (inclusive of short-term capital gains)	$371,388
Undistributed long-term capital gains	50,500
Net unrealized appreciation on investments and foreign currency translations	5,508,561
Post-October currency loss deferral	(1,161)

Total	$5,929,288

During the year ended March 31, 2011, the Fund utilized capital loss carryforwards of $318,735.
Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended March 31, 2011, the Fund had deferred currency losses of $1,161.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued)
At March 31, 2011, the temporary difference between book basis and tax basis net unrealized appreciation/depreciation on investments was primarily due to deferral of losses from wash sales for tax purposes, mark-to-market adjustments on investments in passive foreign investment companies, and taxable bond premiums added back for current year.
The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2011:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$31,498,076	$6,795,839	$(1,287,684)	$5,508,155
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended March 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended March 31, 2009 through March 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, interest, taxes, and extraordinary expenses) until at least July 31, 2011, at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The agreement is renewable annually. For the year ended March 31, 2011, the Adviser waived fees and reimbursed the Fund in the amount of $130,192. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. At March 31, 2011, the cumulative amount which the Fund may repay the Adviser is $460,973.

For the period ended March 31, 2009, expiring March 31, 2012	$155,824
For the year ended March 31, 2010, expiring March 31, 2013	174,957
For the year ended March 31, 2011, expiring March 31, 2014	130,192

$460,973

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued)
The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of each committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the year ended March 31, 2011, other than short-term securities and U.S. Government obligations, aggregated $75,473,393 and $57,918,934, respectively.
6. Transactions with Affiliates. For the year ended March 31, 2011, the Fund paid brokerage commissions on security trades of $3,568 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $33,600 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
7. Capital Stock Transactions. The Fund offers four classes of shares — Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended March 31, 2011 and March 31, 2010 amounted to $3 and $6, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued)
Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	March 31, 2011		March 31, 2010
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,068,236	$12,566,622	613,728	$5,857,514
Shares issued upon reinvestment of distributions	31,862	325,305	—	—
Shares redeemed	(244,896)	(2,597,615)	(282,215)	(2,633,595)

Net increase	855,202	$10,294,312	331,513	$3,223,919

Class A
Shares sold	760,320	$8,665,688	394,752	$3,629,102
Shares issued upon reinvestment of distributions	43,740	445,709	—	—
Shares redeemed	(132,887)	(1,386,347)	(43,190)	(401,706)

Net increase	671,173	$7,725,050	351,562	$3,227,396

Class C
Shares sold	254,989	$2,825,120	95,990	$915,800
Shares issued upon reinvestment of distributions	14,152	141,377	—	—
Shares redeemed	(10,759)	(107,703)	(10,283)	(99,115)

Net increase	258,382	$2,858,794	85,707	$816,685

Class I
Shares sold	24,985	$280,815	209,719	$2,231,138
Shares issued upon reinvestment of distributions	6,752	69,279	—	—
Shares redeemed	(199,028)	(2,156,395)	(2,551)	(23,955)

Net increase/(decrease)	(167,291)	$(1,806,301)	207,168	$2,207,183

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Gabelli SRI Green Fund, Inc.
Notes to Financial Statements (Continued)
9. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the administrative settlement order, the SEC found that the Adviser had willfully violated Section 206(2) of the 1940 Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws and rule. The SEC order also noted the cooperation that the Adviser had given the staff of the SEC during its inquiry. The settlement did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Adviser and the funds. The court dismissed certain claims and found that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court subsequently dismissed without prejudice the remaining remedy against the officer, which allowed the SEC to appeal the court’s rulings. On October 29, 2010 the SEC filed its appeal with the U.S. Court of Appeals for the Second Circuit regarding the lower court’s orders. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli SRI Green Fund, Inc.
Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholders of
Gabelli SRI Green Fund, Inc.:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Gabelli SRI Green Fund, Inc. (hereafter referred to as the “Fund”) at March 31, 2011, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. The financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
New York, New York
May 25, 2011

Gabelli SRI Green Fund, Inc.
Additional Fund Information (Unaudited)
The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to the Gabelli SRI Green Fund, Inc. at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s)	Term of Office	Number of Funds
Address[1]	and Length of	in Fund Complex	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	Overseen by Director	During Past Five Years	Held by Director[3]
INTERESTED DIRECTORS[4]:
Mario J. Gabelli, CFA Director and Chairman Age: 68	Since 2007	26	Chairman, Chief Executive Officer, and Chief Investment Officer—Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer—Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services); Director of CIBL, Inc. (broadcasting and wireless communications); Director of RLJ Acquisition, Inc. (blank check company).

NON-INTERESTED DIRECTORS:
Clarence A. Davis Director Age: 69	Since 2007	2	Former Chief Executive Officer of Nestor, Inc. (2007-2009); Former Chief Operating Officer 2000-2005) and Chief Financial Officer (1999-2000) of the American Institute of Certified Public Accountants	Director of Oneida Ltd. (kitchenware); (2005-2006) Director of Telephone & Data Systems, Inc. (telephone services); Director of Pennichuck Corp. (water supply); Director of Sonesta International Hotels Corp. (hotels); (2005-2006)

Vincent D. Enright Director Age: 67	Since 2007	16	Former Senior Vice President and Chief Financial Officer of KeySpan Corporation (public utility) (1994-1998)	Director of Echo Therapeutics, Inc. (therapeutics and diagnostics) and until September 2006, Director of Aphton Corporation (pharmaceuticals)

Anthonie C. van Ekris Director Age: 76	Since 2007	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	Director of Aurado Energy Inc. (oil and gas operations) through 2005

Gabelli SRI Green Fund, Inc.
Additional Fund Information (Continued) (Unaudited)

Name, Position(s)	Term of Office
Address[1]	and Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years
OFFICERS:
Bruce N. Alper President Age: 59	Since 2007	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds Complex; Director of Teton Advisors, Inc. since 1998; Chairman of Teton Advisors, Inc. 2008 to 2010; President of Teton Advisors, Inc. 1998 through 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer and Secretary Age: 52	Since 2007	President and Chief Operating Officer of the Open-End Fund Division of Gabelli Funds, LLC since September 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds Complex

Peter D. Goldstein Chief Compliance Officer Age: 58	Since 2007	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds Complex

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act during the past five years.

[4]	“Interested person” of the Fund as defined in the 1940 Act.

2011 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the year ended March 31, 2011, the Fund paid to shareholders an ordinary income distribution (comprised of short-term capital gains) totaling $0.680, $0.680, $0.680, and $0.680 per share for Class AAA, Class A, Class C, and Class I, respectively, and long-term capital gains totaling $152,777, or the maximum allowable amount. The distributions of long-term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended March 31, 2011, 1.20% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 8.33% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 100% of the ordinary income distribution as qualified short-term gain, pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.
U.S. Government Income:
The percentage of the ordinary income distribution paid by the Fund during the year ended March 31, 2011 which was derived from U.S. Treasury securities was 0.06%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli SRI Green Fund, Inc. did not meet this strict requirement in 2011. The percentage of U.S. Government securities held as of March 31, 2011 was 1.1%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli SRI Green Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors
Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer,
GAMCO Investors, Inc.
Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Corp.
Clarence A. Davis
Former Chief Executive Officer,
Nestor, Inc.
Anthonie C. van Ekris
Chairman, BALMAC
International, Inc.
Officers
Bruce N. Alpert
President
Peter D. Goldstein
Chief Compliance Officer
Agnes Mullady
Secretary and Treasurer
Distributor
Gabelli & Company, Inc.
Custodian
The Bank of New York Mellon
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
Gabelli SRI Green Fund, Inc.
Morningstar ® rated the Gabelli SRI Green Fund, Inc.
Class AAA Shares 5 stars overall and 5 stars for the three year period ended March 31, 2011 among 682 and 682 Mid-Cap Growth funds, respectively.
This report is submitted for the general information of the shareholders of Gabelli SRI Green Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB1794Q111SR
ANNUAL REPORT MARCH 31, 2011

Item 2. Code of Ethics.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
As of the end of the period covered by the report, the registrant’s board of directors has determined that Clarence A. Davis and Vincent D. Enright are qualified to serve as audit committee financial experts serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Audit Fees
(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $23,750 for 2010 and $19,474 for 2011.
Audit-Related Fees
(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2010 and $0 for 2011.

Tax Fees
(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,800 for 2010 and $3,500 for 2011. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.
All Other Fees
(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2010 and $0 for 2011.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b)	N/A

(c)	100%

(d)	N/A
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2010 and $0 for 2011.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gabelli SRI Green Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 6/6/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 6/6/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 6/6/11

*	Print the name and title of each signing officer under his or her signature.